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                                    CUFUND

                         SHORT-TERM MATURITY PORTFOLIO
                           ADJUSTABLE RATE PORTFOLIO

                       SUPPLEMENT DATED FEBRUARY 8, 1999
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1998

UNDER THE HEADING "NON-FUNDAMENTAL POLICIES" ON PAGE 17 OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, THE SECOND SENTENCE IN THE THIRD PARAGRAPH HAS BEEN DELETED AND REPLACED TO READ AS FOLLOWS:

  Credit unions that seek an independent certified accountant's opinion on their financial statements in accordance with generally accepted accounting principles ("GAAP") are required to account for investments in mutual funds such as CUFUND in accordance with Statements of Accounting Standards 115, Accounting for Certain Debt and Equity Securities.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CUF-A-008-01